INVENTORY (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
INVENTORY
Natural gas	CAD 594	CAD 627
Crude oil	634	477
Other commodities	5	7
Total	CAD 1,233	CAD 1,111